LEASE - Balances reported in the consolidated balance sheets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Balances reported in the consolidated balance sheets related to the leases
Operating lease right-of-use assets	$ 569,939	$ 73,226	$ 253,212
Operating lease liabilities	$ 593,932		$ 277,281